Segment information (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue	$ 20,104	$ 17,350	$ 22,478
Geographical analysis of long-lived assets	754	734
The PRC
Revenue	8,026	7,740	10,604
Geographical analysis of long-lived assets	250	274
Hong Kong
Revenue	11,169	9,270	11,687
Geographical analysis of long-lived assets	504	460
Others
Revenue	$ 909	$ 340	$ 187